Commitments and Contingencies - Summary of Weighted Average Remaining Lease Terms and Discount Rates (Details)	Dec. 31, 2023	Mar. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term - operating leases	5 years 2 months 12 days	5 years 8 months 15 days
Weighted-average discount rate - operating leases	12.72%	15.26%